Restructuring Costs	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring Costs
13. RESTRUCTURING COSTS
On August 4, 2020, the Company approved a move to a streamlined go-to-market
strategy for its soybean product line. The impact of the action included staffing adjustments related to soybean processing and product sales, as well as the gradual exit of all supply chain contractual commitments that were not associated with the soybean go-to-market
strategy. In the twelve months ended December 31, 2020, the Company recorded $0.7 million of restructuring costs for severance and other related payments, and also recorded a $0.9 million recapture benefit of non-cash
stock compensation expense from the forfeiture or modification of unvested stock awards. The Company did not incur any other material costs from the disposal of any assets or contractual terminations in the years ended December 31, 2021, and 2020. As of December 31, 2020, all severance and transitional expenses were recorded, with $0.4 million to be paid during 2021. As of December 31, 2021, all amounts related to the restructuring had been paid.